Net loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	Three Months Ended June 30,				Six Months Ended June 30,
	2021		2020		2021		2020
	Class A Common	Class B Common	Class A Common	Class B Common	Class A Common	Class B Common	Class A Common	Class B Common
Numerator:
Net loss	$(8,466,666)	$(12,119,063)	$(9,870,349)	$(2,009,737)	$(38,664,100)	$(47,196,324)	$(20,781,989)	$(4,225,794)
Denominator:
Basic shares:
Weighted-average common shares, basic	6,373,206	9,122,514	6,373,206	1,297,671	6,373,206	7,779,617	6,373,206	1,295,923
Diluted shares:
Weighted-average common shares, diluted	6,373,206	9,122,514	6,373,206	1,297,671	6,373,206	7,779,617	6,373,206	1,295,923
Net loss per share attributable to common stockholders:
Basic	$(1.33)	$(1.33)	$(1.55)	$(1.55)	$(6.07)	$(6.07)	$(3.26)	$(3.26)
Diluted	$(1.33)	$(1.33)	$(1.55)	$(1.55)	$(6.07)	$(6.07)	$(3.26)	$(3.26)

	Year Ended December 31,
	2020		2019
	Class A Common	Class B Common	Class A Common	Class B Common
Numerator:
Net loss	$(59,814,813)	$(12,504,064)	$(33,979,564)	$(6,673,052)
Denominator:
Basic shares:
Weighted-average common shares, basic	6,373,206	1,332,295	6,373,206	1,251,598
Diluted shares:
Weighted-average common shares, diluted	6,373,206	1,332,295	6,373,206	1,251,598
Net loss per share attributable to common stockholders:
Basic	$(9.39)	$(9.39)	$(5.33)	$(5.33)
Diluted	$(9.39)	$(9.39)	$(5.33)	$(5.33)

Schedule of the diluted net loss per share are the same as the basic net loss per share
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Anti-dilutive securities
Outstanding stock options – stock plan	9,603,895	12,646,221	9,603,895	12,646,221
Non plan option grants	155,556	—	155,556	—
Convertible Preferred Stock	66,927,034	66,927,034	66,927,034	66,927,034
Warrants for Common Stock	8,219,254	8,219,254	8,219,254	8,219,254
Warrants for Preferred Stock	156,745	156,745	156,745	156,745
Options and RSAs exercised under notes receivables	11,327,631	3,201,729	11,327,631	3,201,729
Total anti-dilutive securities	96,390,115	91,150,983	96,390,115	91,150,983

	December 31,
	2020	2019
Anti-dilutive securities
Outstanding stock options – stock plan	5,022,616	10,622,626
Non plan option grants	175,000	—
Convertible Preferred Stock	63,035,778	45,377,418
Warrants for Common Stock	8,219,254	7,837,575
Warrants for Preferred Stock	156,745	156,745
Options and RSAs exercised under notes receivables	11,327,631	3,201,729
Total anti-dilutive securities	87,937,024	67,196,093